FEDERATED LARGE CAP GROWTH FUND
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES

A portfolio of Federated Equity Funds

SUPPLEMENT TO CURRENT PROSPECTUS DATED DECEMBER 31, 2005.

Under "Who Manages the Fund?" please delete the biography of Philip J. Orlando and replace it with the following:




     CURTIS R. GROSS

     Curtis R. Gross has been the Fund's Portfolio Manager since August 2006. Mr. Gross joined Federated in April 2003 as a Senior Research Analyst. He became Vice President and Director of Global Equity Research of the Fund's Adviser in June 2005 and served as the Associate Director of Research and Senior Investment Analyst of the Fund's Adviser from January 2004 to June 2005. Mr. Gross has been a Portfolio Manager since March 2005. Mr. Gross was a Senior Investment Analyst/Portfolio Manager with Northern Capital Management from May 1997 to April 2003. Mr. Gross is a Chartered Financial Analyst. Mr. Gross earned his M.B.A from the University of Pittsburgh.


     MICHAEL R. TUCKER

     Michael R. Tucker has been the Fund's Portfolio Manager since August 2006. Mr. Tucker joined Federated in June 1993 as a Research Assistant. He became a Vice President of the Fund's Adviser in January 2005 and served as Assistant Vice President of the Fund's Adviser from March 2000 through 2004. Mr. Tucker has been a Portfolio Manger since March 2000. He served as an Analyst from December 1995 to May 1999 and became a Senior Investment Analyst in June 1999. Mr. Tucker earned his Master of Science in Industrial Administration with an emphasis on Finance and Strategy from Carnegie Mellon University.




                                                       August 18, 2006



Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

35425 (8/06)











FEDERATED LARGE CAP GROWTH FUND
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES

A portfolio of Federated Equity Funds

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31,
2005.

Under "Who Manages and Provides Services to the Fund?" please replace the subsection entitled "Portfolio Manager Information" with the following:



PORTFOLIO MANAGER INFORMATION
The following information about the Fund's portfolio manager is provided as of August 18, 2006.

Other Accounts Managed Curtis Gross      Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies          0
Other Pooled Investment Vehicles         1 fund  /  $57.75 million
Other Accounts                           1 fund  /  $82.29 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Curtis Gross is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Russell 1000 Growth Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Gross is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The IPP score is calculated with an equal weighting of each account managed by the portfolio manager. Mr. Gross has oversight responsibility for portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.

PORTFOLIO MANAGER INFORMATION
The following information about the Fund's portfolio manager is provided as of August 18, 2006.

Other Accounts Managed By Michael Tucker   Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies            1 fund  /  $66.62 million
Other Pooled Investment Vehicles           0
Other Accounts                             0

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Michael Tucker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Russell 1000 Growth Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Tucker is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The IPP score is calculated with an equal weighting of each account managed by the portfolio manager. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.




                                                       August 18, 2006



Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

35426 (8/06)